Convertible Preferred Stock, Warrant Liability and Stockholders’ Deficit - Preferred Stock Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Warrants or Rights [Roll Forward]
Change in Fair Value	$ 29,140	$ 7	$ 0
Convertible Preferred Stock Warrant
Warrants or Rights [Roll Forward]
Beginning balance	21,711	0
Warrants vested	65,516	21,704
Change in Fair Value	29,139	7
Ending balance	$ 116,366	$ 21,711	$ 0